Income and expenses - Other operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income and expenses
Carbon dioxide credit	$ 81,870	$ 100,220	$ 129,267
Services of independent professionals	40,687	74,552	40,891
Freight cost	51,415	78,245	56,941
Insurance premiums	15,506	14,963	11,019
Tax	11,280	15,919	12,892
Other operating expenses	69,332	62,353	45,799
Total	$ 270,090	$ 346,252	$ 296,809